Summary of Significant Accounting Policies - Related Party (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Employer shares
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Purchases	$ 4,059,688
Sales	(1,751,128)
Net gain (loss)	33,247
Liberty Global Class A Common Shares
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Purchases	361,192
Sales	(64,942)
Liberty Global Class C Common Shares
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Purchases	3,698,496
Sales	$ (1,686,186)